Long-term loan (Tables)	12 Months Ended
Dec. 31, 2020
Long-term loan [Abstract]
Disclosure of Long-term loan obligations
The following table summarizes long-term loan obligations as at December 31, 2020 and 2019:

	Long-term loan
	2020 $000s	2019 $000s

Balance at January 1,	—	—
Net loan proceeds	14,720	—
Accrued interest	496	—
Interest paid	(296)	—
Reclassification of accrued interest to other current liabilities	(102)	—
Balance at December 31,	14,818	—

Disclosure of Long-term loan - Vedanta
The following table summarizes Vedanta's principal payments for the long-term loan as of December 31, 2020:

Balance Type	2021	2022	2023	2024	2025	Total
Principal	—	1,491	4,721	5,112	3,676	15,000
Unamortized loan discount and issuance costs	—	—	—	—	—	(182)
Total	—	1,491	4,721	5,112	3,676	14,818